Note 6 - Intangible Assets (Details) - Components of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 150,468	$ 150,179
Accumulated amortization	70,990	67,302
Net	79,478	82,877
Customer Lists and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	75,279	77,934
Accumulated amortization	28,816	30,684
Net	46,463	47,250
Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	36,539	36,785
Accumulated amortization	15,195	13,706
Net	21,344	23,079
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,002	22,847
Accumulated amortization	11,147	10,588
Net	10,855	12,259
Management Contracts and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,648	12,613
Accumulated amortization	15,832	12,324
Net	$ 816	$ 289